(LOSS)/INCOME PER SHARE (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2018 CNY (¥) ¥ / shares shares	Mar. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income attributable to RISE Education Cayman Ltd-basic and diluted	$ 5,711	¥ 35,821	¥ 28,262	$ (7,373)	¥ (47,974)	¥ 53,923	¥ (26,285)
Denominator:
Weighted average number of ordinary shares outstanding - basic	112,414,410	112,414,410	100,000,000
Weighted average number of ordinary shares outstanding- basic and diluted				101,890,411	101,890,411	100,000,000	100,000,000
Weighted average number of ordinary shares outstanding -diluted	115,919,564	115,919,564	100,000,000
Basic and diluted (loss)/income per share | (per share)				$ (0.07)	¥ (0.47)	¥ 0.54	¥ (0.26)
Basic net income per share | (per share)	$ 0.05	¥ 0.32	¥ 0.28
Diluted net income per share | (per share)	$ 0.05	¥ 0.31	¥ 0.28